UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			             Washington, D.C. 20549

				      FORM 13F

			      FORM 13F COVER PAGE

Report for the Calendar Year or Quarter: Ended December 31, 2006

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.): [   ] is a restatement.
				   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Grant Investment Management
Address:	107 Briarwood Lane
		Oak Brook, IL 60523

13F File Number:028-03843

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Edmund  Grant
Title:		Proprietor
Phone:		630-986-1948
Signature, Place, and Date of Signing:
	Edmund Grant
Oak Brook, Illinois		January 31, 2007

Report Type (Check only one)
[ X ]	13F HOLDINGS REPORT
[   ]	13F NOTICE
[   ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	0
Form 13F Information Table Value Total:	0

List of Other Included Managers:  None


					FORM 13F INFORMATION
TABLE

     Name of Issuer    Title of  Cusip   Fair MarkeShares Investment DiscretioManagersVoting Authority
                       Class   Number   Value     PrincipSole   Shared Shared        Sole SharedNone
                                                  Amount               Other

Abbott Laboratories   Common  002824100    621053   12750  12750      0None  None        0None   12750
Air Products & ChemicaCommon  009158106    927696   13200  13200      0None  None        0None   13200
Anheuser Busch Cos. InCommon  035229103    254610    5175   5175      0None  None        0None    5175
Automatic Data ProcessCommon  053015103    864830   17560  17560      0None  None        0None   17560
BP Amoco p.l.c.       ADS     055622104  10983129  163683 163683      0None  None     2174None  161509
Bed Bath & Beyond Inc.Common  075896100   5069205  133050 133050      0None  None     2000None  131050
Berkshire Hathaway IncClass B 084670207  18777252    5122   5122      0None  None       70None    5052
CBOT Holdings, Inc.   Class A 14984K106   1787346   11800  11800      0None  None        0None   11800
Cintas Corp.          Common  172908105    726494   18295  18295      0None  None        0None   18295
Cisco Systems Inc.    Common  17275R102   5690516  208215 208215      0None  None        0None  208215
Citigroup Inc.        Common  172967101    410008    7361   7361      0None  None        0None    7361
Coca Cola Co.         Common  191216100   2928196   60688  60688      0None  None        0None   60688
Colgate-Palmolive Co. Common  194162103   4723376   72400  72400      0None  None        0None   72400
Dell Inc.             Common  24702R101   6098777  243076 243076      0None  None     5000None  238076
Disney, (Walt) Co.    Common  254687106   8487377  247662 247662      0None  None     2400None  245262
eBay Inc.             Common  278642103   1888396   62800  62800      0None  None     1500None   61300
Edge Petroleum Corp   Common  279862106    720480   39500  39500      0None  None        0None   39500
Exxon Corp.           Common  30231G102  21642228  282425 282425      0None  None     2800None  279625
General Electric Co.  Common  369604103  20150443  541533 541533      0None  None        0None  541533
Gilead Sciences Inc.  Common  375558103  11562410  178075 178075      0None  None        0None  178075
Grainger,  W.W. Inc.  Common  384802104   1748500   25000  25000      0None  None        0None   25000
Hewlett Packard Co.   Common  428236103   4382616  106400 106400      0None  None     4000None  102400
Illinois Tool works   Common  452308109    715945   15500  15500      0None  None        0None   15500
Intel Corp.           Common  458140100  14212321  701843 701843      0None  None     8000None  693843
International BusinessCommon  459200101   4595195   47300  47300      0None  None     2000None   45300
JP Morgan Chase & Co. Common  46625H100   1127225   23338  23338      0None  None        0None   23338
Johnson & Johnson     Common  478160104  32108233  486341 486341      0None  None     3400None  482941
Johnson Controls Inc. Common  478366107   1928904   22450  22450      0None  None        0None   22450
Kohl's Corp.          Common  500255104   6718115   98175  98175      0None  None     2000None   96175
Leggett & Platt Inc.  Common  524660107   1631940   68282  68282      0None  None        0None   68282
Lincare Holdings Inc. Common  532791100   1721088   43200  43200      0None  None     3000None   40200
Lowes Companies, Inc. Common  548661107  15813048  507642 507642      0None  None     6000None  501642
MSC Industrial Direct Class A 553530106   1495530   38200  38200      0None  None        0None   38200
Medco Health SolutionsCommon  58405U102   1269628   23758  23758      0None  None        0None   23758
Merck & Co. Inc.      Common  589331107  15108621  346528 346528      0None  None     3000None  343528
Microsoft Corp.       Common  594918104  16987712  568912 568912      0None  None     3000None  565912
Herman Miller Inc.    Common  600544100   3671524  100977 100977      0None  None     3500None   97477
Molex Inc.            Common  608554101   5311025  167911 167911      0None  None     1757None  166154
Molex Inc. Class A    Class A 608554200   7139121  257730 257730      0None  None     4882None  252848
Motorola, Inc         Common  620076109   9565108  465229 465229      0None  None     6400None  458829
Netflix, Inc.         Common  64110L106    572799   22150  22150      0None  None        0None   22150
Northern Trust Corp.  Common  665859104  15752332  259554 259554      0None  None     3000None  256554
Old Second Bancorp, InCommon  680277100   4169859  142316 142316      0None  None        0None  142316
Pepsico, Inc          Common  713448108  16130957  257889 257889      0None  None     2500None  255389
Qualcomm, Inc.        Common  747525103  19248072  509343 509343      0None  None     6000None  503343
Quiksilver Inc.       Common  74838C106    556369   35325  35325      0None  None        0None   35325
Schering- Plough, Inc.Common  806605101   8766138  370818 370818      0None  None     3000None  367818
Schlumberger, Ltd.    Common  806857108   8515863  134830 134830      0None  None        0None  134830
Simpson Manufacturing Common  829073105    886200   28000  28000      0None  None        0None   28000
State Street Corp.    Common  857477103  27087209  401649 401649      0None  None     3200None  398449
Sysco Corp.           Common  871829107  14401061  391759 391759      0None  None     5000None  386759
Tellabs Inc           Common  879664100    634068   61800  61800      0None  None     3500None   58300
Wal-Mart Stores Inc.  Common  931142103    311299    6741   6741      0None  None        0None    6741
Walgreen Co.          Common  931422109  23093133  503228 503228      0None  None     5300None  497928
Wolverine Worldwide   Common  978097103   1360404   47700  47700      0None  None        0None   47700
Wyeth                 Common  983024100   1738918   34150  34150      0None  None        0None   34150

COLUMN TOTALS                           414789900
